Stock Plan - Narrative (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	May. 31, 2015 shares	Mar. 31, 2015	Sep. 30, 2015 USD ($) Class Vote $ / shares shares	Sep. 30, 2014 USD ($) $ / shares	Sep. 30, 2015 USD ($) Class Vote $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares	Jun. 30, 2015 Class $ / shares shares	Jun. 22, 2015 $ / shares
Class of Stock [Line Items]
Expiration period		10 years
Common stock, fair value of market value of stock, available to employees, percent		100.00%
Common stock reserved for future issuance (in shares)			59,698,000		59,698,000	189,428,000		165,263,000
Preferred stock, authorized (in shares)			10,000,000		10,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Number of classes of stock | Class			2		2					2
Common stock authorized (in shares)			0		0	230,400,000		230,400,000
Common stock issued (in shares)			0		0	40,875,583		40,140,159
Common stock outstanding (in shares)			0		0	40,875,583		40,140,159
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Options vested, grant date fair value | $ / shares			$ 11,100,000	$ 1,100,000		$ 1,700,000		$ 300,000	$ 100,000
Weighted average contractual life of options exercisable			6 years 4 months 24 days			6 years 8 months 12 days
Weighted average contractual life of options vested and expected to vest			7 years 8 months 12 days			8 years 2 months 12 days
Weighted average contractual life of options outstanding			7 years 8 months 12 days			8 years 3 months 18 days		8 years
Weighted-average grant date fair value of options | $ / shares			$ 8.15			$ 2.40		$ 0.52	$ 0.07
Unrecognized compensation expense related to unvested options, net of estimated forfeitures | $			$ 84,500		$ 84,500	$ 43,900
Unrecognized compensation expense related to unvested options, estimated weighted average period			3 years 1 month 6 days			3 years 9 months 18 days
Dividend yield, percent				0.00%
Total stock-based compensation | $			$ 25,684	$ 3,445		$ 6,804		$ 620	$ 132
FitStar, Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Unrecognized compensation expense related to unvested options, net of estimated forfeitures | $			$ 2,400		$ 2,400
Unrecognized compensation expense related to unvested options, estimated weighted average period			2 years 6 months
Vesting after one year and monthly thereafter [Member]
Class of Stock [Line Items]
Share based compensation award, vesting period		4 years
Share based compensation award, vesting percentage		25.00%
Stock Options [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)			48,655,000		48,655,000	43,998,000		23,404,000
Dividend yield, percent			0.00%	0.00%		0.00%		0.00%	0.00%
Total stock-based compensation | $					$ 23,300	$ 6,200	$ 3,200	$ 500	$ 100
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)			2,096,000		2,096,000	0		0
Unrecognized compensation expense related to unvested options, estimated weighted average period			3 years 7 months 6 days
Unrecognized compensation expense related to unvested options | $			$ 65,100		$ 65,100
Non Employee Stock Option [Member]
Class of Stock [Line Items]
Total stock-based compensation | $					$ 1,300	$ 600	$ 200	$ 100	$ 17
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | Annual vesting [Member]
Class of Stock [Line Items]
Share based compensation award, vesting period		3 years
Minimum [Member] | Nonstatutory Stock Options [Member]
Class of Stock [Line Items]
Common stock, fair value of market value of stock, available to employees, percent		85.00%
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | Annual vesting [Member]
Class of Stock [Line Items]
Share based compensation award, vesting period		4 years
2015 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share based compensation award, vesting period			4 years
Expiration period			10 years
Common Class A [Member]
Class of Stock [Line Items]
Common stock authorized (in shares)			600,000,000		600,000,000	0		0		600,000,000
Common stock issued (in shares)			42,061,250		42,061,250	0		0		42,061,250
Common stock outstanding (in shares)			42,061,250		42,061,250	0		0		42,061,250
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, votes per share | Vote			1		1
Common Class A [Member] | Stock Options [Member]
Class of Stock [Line Items]
Fair value of exercise price (in dollars per share) | $ / shares			$ 37.69		$ 37.69
Common Class A [Member] | Scenario, Adjustment [Member]
Class of Stock [Line Items]
Common stock issued (in shares)			42,061,250		42,061,250
Common stock outstanding (in shares)			42,061,250		42,061,250
Common Class A [Member] | 2015 Plan [Member] | Stock Options [Member]
Class of Stock [Line Items]
Common stock, annual increase based on shares outstanding, percent	5.00%
Common stock reserved for future issuance (in shares)			4,768,814		4,768,814
Common Class A [Member] | A 2015 Employee Stock Purchase Plan [Member] | Stock Options [Member]
Class of Stock [Line Items]
Common stock, fair value of market value of stock, available to employees, percent	85.00%
Common stock reserved for future issuance (in shares)	3,750,000
Common stock discount available to employees	15.00%
Share price (in dollars per share) | $ / shares											$ 20.00
Common Class B [Member]
Class of Stock [Line Items]
Common stock authorized (in shares)			350,000,000		350,000,000	0		0		350,000,000
Common stock issued (in shares)			165,122,004		165,122,004	0		0		165,122,004
Common stock outstanding (in shares)			165,122,004		165,122,004	0		0		165,122,004
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, votes per share | Vote			10		10
Common Class B [Member] | Scenario, Adjustment [Member]
Class of Stock [Line Items]
Common stock issued (in shares)			165,122,004		165,122,004
Common stock outstanding (in shares)			165,122,004		165,122,004